UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: August 31

Date of reporting period: August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Currency Income Funds

Annual Report

August 31, 2009

Domestic Currency Income Fund:

WisdomTree U.S. Short-Term Government Income Fund (USY)

International Currency Income Funds:

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

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“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust. “Dreyfus” is a registered mark of the Dreyfus Corporation and is licensed for use by the Trust.

Management’s Discussion of Funds’ Performance (unaudited)

Economic Environment Background

The fiscal year ending August 31, 2009 posed challenges and opportunities for investors. In the early fall of 2008, the collapse of Lehman Brothers and the near collapse of many other financial institutions created significant concerns about the financial system. This triggered an extraordinary sell-off in risk sensitive assets such as stocks, commodities, and credit sensitive fixed income investments. Within the foreign exchange market, currencies of countries with higher short-term rates or commodity-driven economies depreciated in value relative to the United States dollar and Japanese yen as investors sought safety.

The injection of monetary and fiscal stimulus from global authorities provided some stability, but lingering concerns about the lasting impact of the crisis on the global economy largely persisted throughout the winter. Signs of economic recovery began to emerge in March, most prominently amid emerging market countries. As market confidence recovered, a renewed appetite for risk from investors helped generate a sharp rebound in the prices of risk sensitive assets for the second half of the fiscal year. Higher yielding currencies and currencies of commodity driven countries gained in value relative to the dollar and yen, erasing a large percentage of the losses from the second half of 2008.

Investment Objective of the WisdomTree Dreyfus Currency Income ETFs

The WisdomTree Dreyfus Euro Fund (“Euro Fund”) and the WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”) both seek to earn current income reflective of money market rates within their jurisdiction available to foreign investors. The WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”), WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”), and WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”) each seek to achieve (i) total returns reflective of both money market rates within their jurisdiction(s) available to foreign investors and (ii) changes in the value of the respective currency or currencies relative to the U.S. dollar.

The income return generated by the Funds (and reflected in each’s Fund’s total return) provided a cushion against the fall in the currency return during the crisis and augmented spot currency returns when conditions improved in the spring and summer. Each of the Funds generated total returns which exceeded the return generated solely by the movements of their respective currencies for the fiscal year.

Foreign Exchange Markets

During the fall of 2008, higher-yielding currencies and currencies whose economies are linked with commodities lost significant value relative to the U.S. dollar. As financial conditions throughout the world deteriorated, investors began to unwind their “carry trade” positions. In a traditional carry trade, investors borrow money from countries with lower interest rates to invest in countries with higher interest rates in order to take advantage of the difference. This provided support for lower yielding, but more stable currencies, such as the Japanese yen and global reserve currencies such as the U.S. dollar. In addition, prices on commodities fell sharply on diminishing prospects for global economic growth. As a result, currencies of countries that are dominant exporters of commodities also declined in value. For example, during the fall of 2008 and first part of 2009, the Brazilian real, South African rand and New Zealand dollar each experienced a sizable depreciation against the U.S. dollar. The euro and Indian rupee also posted significant losses on the retrenchment in investor risk appetite. However, while many currencies suffered relative to the U.S. dollar, the Chinese yuan kept pace with the U.S. dollar throughout the crisis. The Chinese government kept the yuan in a tight trading band in relation to the U.S. dollar throughout the period.

WisdomTree Currency Income Funds	1

Management’s Discussion of Funds’ Performance (unaudited) (continued)

In early March 2009, banks announced a profitable start to the year and economic figures began to show month-to-month improvement. The currencies most adversely affected during the fall crisis were also some of the primary beneficiaries of the risk recovery rally and began to reverse their earlier declines. Resiliency in growth among emerging market countries lifted commodity prices, and, in turn, the currencies of countries that export them. The dramatic reduction in global short-term rates, particularly among developed nations, forced investors to look to emerging market currencies in pursuit of higher yield. As a result, the currencies of many developing market countries rallied against the U.S. dollar. For example, the Brazilian real, South African rand and the New Zealand dollar all generated appreciation of over 20% during the period between the bottoming of the S&P 500 Index on March 9, 2009 and the Funds’ fiscal year end on August 31. The Japanese yen initially stumbled on the resumption of the carry trade, but reversed course as concerns about the long-term value of the U.S. dollar intensified and investors repatriated yen back to Japan. As it did during the first half of the period, the Chinese yuan kept pace against the U.S. dollar.

The following table reflects the cumulative performance based on the spot return rate of the U.S. dollar against specified foreign currencies during the year ended August 31, 2009. A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The “spot” return rate is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate.

Fund Performance

The income return generated by the Funds provided a cushion against the fall in the currency return during the crisis and augmented the spot currency return when conditions improved. The Japanese Yen Fund (JYF), the South African Rand Fund (SZR), the Chinese Yuan Fund (CYB) and the New Zealand Dollar (BNZ) generated a positive total return for the fiscal year. All of the WisdomTree Dreyfus Currency Income ETFs produced total returns which exceeded the change in their respective currencies alone; with the Brazilian Real Fund, South African Rand Fund, and the Indian Rupee Fund each

2	WisdomTree Currency Income Funds

Management’s Discussion of Funds’ Performance (unaudited) (continued)

providing total returns in excess of 8.00% above the currency return. Since its launch on May 6, 2009, the Emerging Currency Fund (CEW), which incorporates exposures to a broad basket of emerging market currencies, generated a total return of 6.21%.

In the midst of the liquidity crisis and credit worthiness concerns that stemmed from it, the Funds adopted a more conservative approach toward their investments in money market instruments. For example, additional issuer names and greater issue diversification were sought in the Euro Fund and the Japanese Yen Fund. The Funds incorporating U.S. money market instruments and forward currency contracts (i.e., the Brazilian Real Fund, Chinese Yuan Fund, South Africa Rand Fund, New Zealand Dollar Fund and Indian Rupee Fund) transitioned from investments in government and corporate money market instruments to a more conservative approach concentrated in government securities. While this incurred a small sacrifice of the return, the more conservative approach was intended to enhance the liquidity of each Fund and to improve the risk profile of each Fund.

The following table reflects the Funds’ performance for the year ended August 31, 2009:

Fund	1-Year Fund Total Return	1-Year Currency Return
Brazilian Real Fund	-3.92%	-12.67%
Chinese Yuan Fund	1.58%	0.13%
Euro Fund	-1.13%	-2.53%
Indian Rupee Fund	-1.97%	-10.25%
Japanese Yen Fund	17.01%	16.99%
New Zealand Dollar Fund	1.30%	-2.52%
South African Rand Fund	8.44%	-1.33%

Emerging Markets Currency Fund

Additionally, in May, the Emerging Currency Fund (CEW) was launched. The Fund seeks to give investors exposure to an equal-weighted basket of up to 12 emerging market currencies from around the world. The primary focus in currency selection is on liquidity with additional focus on geographical diversification. The currencies are reassessed annually each July, and their exposures are reset to equal weighting every quarter. The portfolio included exposure to the following constituent currencies: Brazil, Chile, Mexico, Poland, Israel, Turkey, South Africa, India, South Korea, Taiwan, and China. These currencies were reaffirmed at the annual currency review in July 2009.

While the Fund is actively managed, it uses two benchmarks as guidelines for investment performance. The first benchmark is the JPMorgan Emerging Local Markets Index Plus (the “JP ELMI+”). The JP ELMI+ tracks the total returns for local-currency denominated money market instruments in 24 different emerging market countries using a trade-weighted and capped methodology. This benchmark is used to compare the Fund’s performance to the performance of a broad-based index of emerging market currencies. The second benchmark is an Equal-Weighted Emerging Currency Composite. The Equal- Weighted Emerging Currency Composite is an index of the sub-indices from the JP ELMI+ for each currency included in the Fund. This benchmark is used to compare the Fund’s performance to the aggregate performance of each currency included in the Fund. For the period, the Fund returned 6.21% while the broader JP ELMI+ returned 7.02% and the Equally-Weighted Emerging Currency Composite returned 6.22%. The difference in performance between the Fund and JP ELMI+ can be attributed to the lackluster performance of Asian and Latin American currencies in Q3 2009 relative to the performance of European and other currencies. The Fund has a balanced weighting to these regions, while the JP ELMI+ is more heavily weighted toward Europe, the Middle East and Africa.

WisdomTree Currency Income Funds	3

Management’s Discussion of Funds’ Performance (unaudited) (continued)

U.S. Short-Term Government Income

Within domestic money markets, investors faced unprecedented headwinds in the fiscal year ended August 31, 2009. The market for commercial paper essentially froze during the fall of 2008 and investors flew to the liquidity and safe haven status of U.S. Treasuries and Agencies. With the default of Lehman Brothers, the money market fund industry saw its first large scale “breaking of the buck” for a public fund when one money market mutual fund fell below $1. Under these extraordinary conditions, the Federal Reserve continued to aggressively cut rates, bringing the Fed Funds down to effectively zero and embarking upon quantitative easing. In the last four months of 2008, rates on 3-month Treasury Bills declined from 1.72% to 0.08%. This period also featured two daily closes below zero: -0.016% on December 5 and -0.005% on December 10. Federal programs were quickly developed and administered by the Federal Reserve and FDIC to provide sufficient liquidity to bring the money markets back to some level of operation. Thus far in 2009, interest rate spreads between interbank rates and agency discount notes have tightened relative to Treasury Bills. A spread is the difference between the quoted rates of return on two different investments, usually of different credit quality. As of August 31, 2009, the Fed Funds Target Rate remained effectively zero and the interest rate on 3-month Treasury Bills was 0.13%.

While the U.S. Current Income Fund performed well within the conditions, the continuation of the low interest rate environment made it very difficult for the Fund to generate significant income within its prescribed risk constraints. After evaluating the available options, we chose to reposition the Fund through incremental increases in its maturity and formalizing our focus on government securities.

Many money market and short-term fixed income funds altered their investment objectives in reaction to the continuation of the low rate environment. On May 27, 2009, the WisdomTree U.S. Currency Income Fund was repositioned as a short-term government fixed income fund and renamed the U.S. Short-Term Government Income Fund. The Fund’s average portfolio maturity was lengthened from 90 to 180 days and the Fund increased its focus on government securities. This Fund seeks to generate current income and total return in a manner that is consistent with low fluctuations in principal value by investing primarily in very short-term government securities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio manager’s view is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Fund performance assumes reinvestment of dividends and capital gain distributions. Index returns do not reflect deductions for fees or expenses. It is not possible to invest directly in an index. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares that a shareholder would pay on Fund distributions. For the most recent month end performance information visit www.wisdomtree.com.

Description of Indices

Below are descriptions of each index referenced in the Annual Report.

JPMorgan Emerging Local Markets Index Plus:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Fund was constructed as an additional gauge of Emerging Currency Fund performance. Currently, the composite tracks the returns for the following currencies: Brazil, Chile, Mexico, Poland, Israel, South Africa, Turkey, India, China, South Korea and Taiwan, using the total returns of the country subindices of the JPMorgan Emerging Local Markets Index Plus. Each subindex uses a weighted basket of 1-mo, 2-mo, and 3-mo currency forwards (deliverable or non-deliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate. Currency exposures are rebalanced back to equal-weighting at the end of the

4	WisdomTree Currency Income Funds

Management’s Discussion of Funds’ Performance (unaudited) (concluded)

month in which the Emerging Currency Fund intends to rebalance, and currency changes will be similarly incorporated at the end of the month following the annual review unless otherwise noted.

JPMorgan Emerging Local Markets Index Plus — Brazil:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The Brazil sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus — China:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries. The China sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus — India:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The India sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus — South Africa:

The JPMorgan Emerging Local Markets Index Plus and its underlying country and regional sub indices track the total returns for local-currency denominated money market instruments in emerging market countries. The South Africa sub index uses a weighted basket of one-month, two-months and three-months’ currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. The returns are reported in U.S. dollar terms.

Merrill Lynch Spliced Index:

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index through May 26, 2009. Merrill Lynch 0-1 Year U.S. Treasury Index thereafter.

Merrill Lynch U.S. Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch U.S. Dollar, One-Month Constant Maturity LIBID Index tracks a consistent investment in 1-mo. US bank deposits. LIBID is the London Interbank Bid Rate, or the rate at which banks are willing to borrow.

Merrill Lynch 0-1 Year U.S. Treasury Index:

Merrill Lynch 0-1 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than a year.

Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

Merrill Lynch Euro Currency, One-Month Constant Maturity LIBID Index tracks a consistent investment in one-month Euro-denominated bank deposits.

Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index:

Merrill Lynch Japanese Yen, One-Month Constant Maturity LIBID Index tracks a consistent investment in one-month Yen-denominated bank deposits.

Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

Merrill Lynch New Zealand Dollar, One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month. New Zealand Dollar-denominated bank deposits.

LIBID is the London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Return on the Underlying Currency Relative to the Dollar:

New Zealand Dollar; South African Rand; Brazilian Real; EURO; Japanese Yen

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate. Source: WM Reuters London closing rates.

Chinese Yuan; Indian Rupee

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of the period spot rate. Source: Tullett Prepon Singapore closing rates.

WisdomTree Currency Income Funds	5

Performance Summary (unaudited)

WisdomTree U.S. Short-Term Government Income Fund (USY)

(formerly the WisdomTree U.S. Current Income Fund)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/09

Description	% of Net Assets
Citigroup, Inc., 0.20%, 9/01/09††	6.7%
GE Capital TLGP, 0.19%, 9/16/09	5.0%
Federal National Mortgage Association, 4.63%, 12/15/09	4.9%
Bank of America Corp. TLGP, 0.70%, 9/03/09	4.6%
Federal National Mortgage Association, 3.88%, 2/15/10	4.4%
Federal Home Loan Mortgage Corp., 2.88%, 11/23/10	4.3%
Federal National Mortgage Association, 2.88%, 10/12/10	4.3%
Bank of America NA, 1.70%, 12/23/01	4.2%
Federal Home Loan Mortgage Corp., 2.38%, 5/28/10	4.0%
Federal National Mortgage Association, 2.50%, 4/09/10	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree U.S. Short-Term Government Income Fund seeks to generate current income and total return in a manner that is consistent with low fluctuations in principal value by investing primarily in very short-term government securities. On May 27, 2009, the WisdomTree U.S. Currency Income Fund was repositioned as a short-term government fixed income fund and renamed the U.S. Short-Term Government Income Fund. The Fund’s average portfolio maturity was lengthened from 90 to 180 days and the Fund increased its focus on government securities. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree U.S. Short-Term Government Income Fund returned 0.55% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.25%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	0.55%	0.90%
Fund Market Price Returns	0.51%	0.93%
Merrill Lynch Spliced Index*	1.60%	1.85%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 20, 2008.
*	Merril Lynch U.S. Dollar One-Month LIBID Constant Marturity Index through May 26, 2009. Merill Lynch 0-1 Year U.S. Treasury Index thereafter.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/09

Description	% of Net Assets
Federal Home Loan Mortgage Corp., 0.19%, 9/08/09	5.5%
Federal Home Loan Mortgage Corp., 0.19%, 10/05/09	4.6%
Citigroup, Inc., 0.20%, 09/01/09††	4.5%
Federal Home Loan Mortgage Corp., 0.19%, 10/20/09	3.9%
Federal National Mortgage Association, 0.18%, 11/12/09	3.9%
Federal Home Loan Mortgage Corp., 0.15%, 10/02/09	3.8%
Federal Home Loan Mortgage Corp., 0.20%, 10/26/09	3.6%
Federal Home Loan Mortgage Corp., 0.19%, 9/29/09	3.4%
Federal Home Loan Mortgage Corp., 0.18%, 9/21/09	2.7%
Federal National Mortgage Association, 0.13%, 9/23/09	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Brazilian Real Fund seeks to achieve total returns reflective of money market rates in Brazil available to foreign investors, and to provide exposure to movements in the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Brazilian Real Fund returned -3.92% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below). The Fund outperformed the change in spot currency rate by 8.75% for the fiscal year end. This was a result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	-3.92%	0.74%
Fund Market Price Returns	-4.68%	-0.87%
Brazilian Real	-12.67%	-8.84%
JPMorgan Emerging Local Markets Plus Brazil Index	-2.00%	2.80%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	7

Performance Summary (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/09

Description	% of Net Assets
Federal Home Loan Mortgage Corp., 0.19%, 9/08/09	7.2%
Citigroup, Inc., 0.20%, 9/01/09††	7.1%
Federal Home Loan Mortgage Corp., 0.19%, 10/05/09	6.0%
Federal Home Loan Mortgage Corp., 0.19%, 10/20/09	5.0%
Federal Home Loan Mortgage Corp., 0.22%, 9/21/09	4.0%
Federal Home Loan Mortgage Corp., 0.20%, 10/26/09	4.0%
Federal National Mortgage Association, 0.19%, 11/04/09	3.6%
Federal National Mortgage Association, 0.21%, 10/14/09	3.3%
Federal National Mortgage Association, 0.18%, 11/12/09	3.2%
Federal Home Loan Mortgage Corp., 4.13%, 9/01/09	3.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Chinese Yuan Fund seeks to achieve total returns reflective of money market rates in China available to foreign investors, and to provide exposure to movements in the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Chinese Yuan Fund returned 1.58% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 1.45% for the fiscal year end. This was a result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	1.58%	2.84%
Fund Market Price Returns	1.57%	2.11%
Chinese Yuan	0.13%	1.87%
JPMorgan Emerging Local Markets Plus China Index	4.21%	4.92%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/09

Description	% of Net Assets
Citigroup, Inc., 0.20%, 9/01/09††	7.8%
Federal Home Loan Mortgage Corp., 0.19%, 9/08/09	4.6%
Federal Home Loan Mortgage Corp., 0.18%, 10/01/09	4.5%
Federal National Mortgage Association, 0.19%, 11/04/09	4.3%
Federal Home Loan Mortgage Corp., 0.16%, 11/16/09	3.9%
Federal National Mortgage Association, 0.18%, 11/12/09	3.8%
GE Capital TLGP, 0.19%, 9/16/09	3.4%
Federal National Mortgage Association, 0.18%, 10/28/09	3.4%
Federal Home Loan Mortgage Corp., 0.18%, 10/20/09	3.4%
Federal National Mortgage Association, 0.19%, 10/21/09	3.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Emerging Currency Fund seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Emerging Currency Fund returned 6.21% on net asset value (“NAV”) since its inception on May 6, 2009 (for more complete performance information please see below). The Fund underperformed its industry benchmark the JPMorgan Emerging Local Market Index Plus by 0.81% due to its higher concentrations in Latin America and Asian currencies, which underperformed Eastern European currencies since inception.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 8/31/09

	1 Year	Since Fund Inception[1]
Fund NAV Returns††	N/A	6.21%
Fund Market Price Returns††	N/A	5.41%
Equal-Weighted Emerging Currency Composite	N/A	6.22%
JPMorgan Emerging Local Markets Plus Index	-2.62%	7.02%
††	Performance of less than one year is cumulative.
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 6, 2009.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	9

Performance Summary (unaudited)

WisdomTree Dreyfus Euro Fund (EU)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 8/31/09

Description	% of Net Assets
UBS AG, 0.15%, 9/04/09	24.6%
Royal Bank of Scotland PLC, 0.20%, 9/04/09	22.6%
Belgium Treasury Bill, 0.32%, 9/17/09	15.0%
Dutch Treasury Certificate, 0.32%, 10/16/09	14.6%
German Treasury Bill, 0.25%, 9/30/09	7.3%
French Discount Treasury Bill, 0.32%, 9/10/09	5.8%
German Treasury Bill, 0.26%, 10/14/09	5.8%
*	The top holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus Euro Fund seeks to earn current income reflective of money market rates within the European Union available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Euros. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Euro Fund returned -1.13% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 1.40% for the fiscal year end. This was a result of the interest income from the Euro-denominated money market instruments.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	-1.13%	-3.84%
Fund Market Price Returns	-0.89%	-3.91%
EURO	-2.53%	-5.55%
Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index	-0.22%	-2.87%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/09

Description	% of Net Assets
Citigroup, Inc., 0.20%, 9/01/09††	21.0%
Federal Home Loan Mortgage Corp., 0.66%, 4/01/11	11.8%
Federal Home Loan Mortgage Corp., 0.16%, 11/16/09	8.0%
Federal National Mortgage Association, 0.18%, 9/01/09	6.3%
Federal Home Loan Mortgage Corp., 0.17%, 11/02/09	5.1%
Federal Home Loan Mortgage Corp., 0.18%, 9/01/09	4.2%
Federal National Mortgage Association, 0.18%, 9/25/09	4.2%
Federal National Mortgage Association, 0.18%, 11/12/09	4.2%
Federal Home Loan Mortgage Corp., 0.18%, 9/08/09	3.8%
Federal National Mortgage Association, 0.19%, 11/04/09	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus Indian Rupee Fund seeks to achieve total returns reflective of money market rates in India available to foreign investors, and to provide exposure to movements in the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Indian Rupee Fund returned -1.97% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 8.28% for the fiscal year end. This was a result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	-1.97%	-2.20%
Fund Market Price Returns	-1.39%	-2.33%
Indian Rupee	-10.25%	-10.22%
JPMorgan Emerging Local Markets Plus India Index	1.33%	-0.05%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 14, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	11

Performance Summary (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Holdings* as of 8/31/09

Description	% of Net Assets
UBS AG, 0.10%, 9/04/09	23.1%
Royal Bank of Scotland, 0.10%, 9/01/09††	21.7%
Mizuho International PLC, 0.05%, 9/04/09	18.8%
Japan Treasury Bill, 0.16%, 10/19/09, Series 40	10.5%
Japan Treasury Bill, 0.18%, 9/18/09, Series 34	9.5%
Japan Treasury Bill, 0.15%, 10/05/09, Series 36	4.8%
Kreditanstalt fuer Wiederaufbau, 2.05%, 9/21/09	2.4%
*	The top holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by Japanese Government Bond.

The WisdomTree Dreyfus Japanese Yen Fund seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese Yen. Although the Fund invests in very short-term, investment grade instruments, the Fund is not “money market” a fund and it is not the objective of the Fund to maintain a constant share price.

The WisdomTree Dreyfus Japanese Yen Fund returned 17.01% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 0.02% for the fiscal year end.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	17.01%	8.74%
Fund Market Price Returns	16.82%	8.36%
Japanese Yen	16.99%	8.71%
Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index	17.49%	9.21%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on May 21, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree Currency Income Funds

Performance Summary (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/09

Description	% of Net Assets
Federal Home Loan Mortgage Corp., 0.66%, 4/01/11	9.5%
Federal National Mortgage Association, 0.18%, 10/28/09	9.0%
Federal Home Loan Mortgage Corp., 0.18%, 9/01/09	6.3%
Federal Home Loan Mortgage Corp., 0.20%, 10/26/09	6.3%
Federal National Mortgage Association, 0.19%, 10/15/09	6.3%
Federal Home Loan Mortgage Corp., 6.63%, 9/15/09	5.3%
Federal National Mortgage Association, 6.63%, 9/15/09	5.3%
Federal Home Loan Mortgage Corp., 4.13%, 9/01/09	5.3%
Federal Home Loan Mortgage Corp., 0.19%, 9/14/09	5.3%
Federal National Mortgage Association, 0.19%, 10/21/09	5.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

The WisdomTree Dreyfus New Zealand Dollar Fund seeks to achieve total returns reflective of money market rates in New Zealand available to foreign investors, and to provide exposure to movements in the New Zealand dollar relative to the U.S. dollar. The New Zealand dollar is a developed market currency, which can experience periods of significant volatility. Although each fund invests in very short-term, investment grade instruments, the funds are not “money market” funds and it is not the objective of the funds to maintain a constant share price.

The WisdomTree Dreyfus New Zealand Dollar Fund returned 1.30% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 3.82% for the fiscal year end. This was a result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	1.30%	-3.72%
Fund Market Price Returns	1.90%	-4.07%
New Zealand Dollar	-2.52%	-7.95%
Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index	2.32%	-2.87%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Currency Income Funds	13

Performance Summary (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

Investment Breakdown† as of 8/31/09

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time.

Top Ten Holdings* as of 8/31/09

Description	% of Net Assets
Citigroup, Inc., 0.20%, 9/01/09††	21.2%
Federal Home Loan Mortgage Corp., 0.18%, 11/16/09	6.5%
Federal National Mortgage Association, 0.18%, 11/12/09	5.6%
Federal Home Loan Mortgage Corp., 6.63%, 9/15/09	4.7%
Federal National Mortgage Association, 6.63%, 9/15/09	4.7%
Federal Home Loan Mortgage Corp., 0.18%, 9/01/09	4.7%
Federal Home Loan Mortgage Corp., 0.22%, 9/14/09	4.7%
Federal National Mortgage Association, 0.21%, 9/15/09	4.7%
Federal National Mortgage Association, 0.15%, 10/14/09	4.7%
GE Capital TLGP, 0.19%, 9/16/09	3.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus South African Rand Fund seeks to achieve total returns reflective of money market rates in South Africa available to foreign investors, and to provide exposure to movements in the South African rand relative to the U.S. dollar. The South African rand is a developing market currency, which can experience periods of significant volatility. Although each fund invests in very short-term, investment grade instruments, the funds are not “money market” funds and it is not the objective of the funds to maintain a constant share price.

The WisdomTree Dreyfus South African Rand Fund returned 8.44% on net asset value (“NAV”) for the fiscal year ended August 31, 2009 (for more complete performance information please see below). The Fund outperformed the change in the spot currency rate by 9.77% for the fiscal year end. This was a result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 8/31/09

	Average Annual Total Return
	1 Year	Since Fund Inception[1]
Fund NAV Returns	8.44%	11.56%
Fund Market Price Returns	8.85%	11.37%
South African Rand	-1.33%	1.28%
JPMorgan Emerging Local Markets Plus South Africa Index	9.66%	12.87%
[1]	Total returns are calculated based on the commencement of trading on the NYSE on June 25, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree Currency Income Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009 and WisdomTree Dreyfus Emerging Currency Fund from May 6, 2009* to August 31, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 3/01/09 to 8/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*	Commencement of investment operations.

WisdomTree Currency Income Funds	15

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 3/01/09	Ending Account Value 8/31/09	Annualized Expense Ratio Based on the Period 3/01/09 to 8/31/09	Expenses Paid During the Period† 3/01/09 to 8/31/09
WisdomTree U.S. Short-Term Government Income Fund
Actual	$1,000.00	$1,002.40	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.94	0.25%	$1.29
WisdomTree Dreyfus Brazilian Real Fund
Actual	$1,000.00	$1,328.46	0.45%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	0.45%	$2.30
WisdomTree Dreyfus Chinese Yuan Fund
Actual	$1,000.00	$1,000.79	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	0.45%	$2.30
WisdomTree Dreyfus Emerging Currency Fund*
Actual	$1,000.00	$1,062.06	0.55%	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	0.55%	$2.82
WisdomTree Dreyfus Euro Fund
Actual	$1,000.00	$1,130.67	0.35%	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,023.43	0.35%	$1.79
WisdomTree Dreyfus Indian Rupee Fund
Actual	$1,000.00	$1,072.11	0.45%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	0.45%	$2.30
WisdomTree Dreyfus Japanese Yen Fund
Actual	$1,000.00	$1,053.69	0.35%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.43	0.35%	$1.79
WisdomTree Dreyfus New Zealand Dollar Fund
Actual	$1,000.00	$1,382.38	0.45%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	0.45%	$2.31
WisdomTree Dreyfus South African Rand Fund
Actual	$1,000.00	$1,338.50	0.45%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.93	0.45%	$2.31
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period), except for actual return information which reflects the 118 day period for WisdomTree Dreyfus Emerging Currency Fund.

*	Commencement of investment operations for the WisdomTree Dreyfus Emerging Currency Fund is May 6, 2009.

16	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree U.S. Short-Term Government Income Fund (USY)

August 31, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 64.7%
Federal Home Loan Mortgage Corp.
4.75%, 11/03/09	$500,000	$503,830
4.13%, 11/30/09	300,000	302,836
4.00%, 12/15/09	300,000	303,206
4.88%, 2/09/10	500,000	510,000
4.38%, 3/01/10	300,000	305,838
7.00%, 3/15/10	200,000	207,145
2.38%, 5/28/10	710,000	720,259
4.13%, 7/12/10	250,000	258,032
4.75%, 8/09/10	100,000	103,898
4.88%, 8/16/10	250,000	260,234
2.88%, 11/23/10	750,000	770,611
0.66%, 4/01/11**	400,000	401,169
Federal National Mortgage Association
6.63%, 9/15/09	598,000	599,468
0.25%, 10/02/09*	300,000	299,962
3.88%, 12/10/09	250,000	252,513
4.63%, 12/15/09	876,000	886,941
7.25%, 1/15/10	300,000	307,974
3.88%, 2/15/10	781,000	793,624
4.75%, 3/12/10	500,000	512,152
2.50%, 4/09/10	625,000	633,005
4.75%, 4/19/10	250,000	256,520
4.13%, 5/15/10	105,000	107,731
2.38%, 5/20/10	251,000	254,606
7.13%, 6/15/10	500,000	526,478
1.50%, 9/16/10	400,000	404,085
0.53%, 7/26/10*	400,000	398,706
2.88%, 10/12/10	750,000	769,336

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $11,636,738)		11,650,159
CORPORATE BONDS – 18.2%
Banks – 18.2%
Bank of America NA
1.70%, 12/23/10(a)	750,000	758,303
Goldman Sachs Group, Inc.
0.69%, 3/15/11**(a)	500,000	503,189
JP Morgan Chase & Co.
2.63%, 12/01/10(a)	500,000	511,221
KeyCorp
1.28%, 12/15/10**(a)	500,000	505,623
Morgan Stanley
1.22%, 3/04/11**(a)	500,000	505,443
Regions Bank
1.30%, 12/10/10**(a)	500,000	505,290

TOTAL CORPORATE BONDS (Cost: $3,282,810)		3,289,069
COMMERCIAL PAPER – 9.6%
Banks – 4.6%
Bank of America Corp. TLGP(a)
0.70%, 9/03/09*	835,000	835,036

Investments	Principal Amount	Value
Financials – 5.0%
GE Capital TLGP(a)
0.19%, 9/16/09*	$900,000	$899,931
TOTAL COMMERCIAL PAPER (Cost: $1,734,952)		1,734,967
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $12,036)	12,036	12,036
REPURCHASE AGREEMENT – 6.7%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/09; 0.20% due 9/01/09; Proceeds at maturity – $1,200,489 (fully collateralized by Fannie Mae Strip, 0.00% due 3/01/35; Market value – $1,236,497)

(Cost: $1,200,482)	1,200,482	1,200,482
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $17,867,018)		17,886,713
Other Assets in Excess of Liabilities – 0.7%		127,362

NET ASSETS – 100.0%		$18,014,075
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2009. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2009.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	17

Schedule of Investments

WisdomTree Dreyfus Brazilian Real Fund (BZF)

August 31, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 81.3%
Federal Home Loan Mortgage Corp.
0.15%, 9/01/09*	$2,100,000	$2,099,990
4.13%, 9/01/09	2,357,000	2,357,220
0.19%, 9/08/09*	6,150,000	6,149,758
0.22%, 9/14/09*	475,000	474,970
0.19%, 9/15/09*	1,000,000	999,932
6.63%, 9/15/09	1,500,000	1,503,780
0.18%, 9/21/09*	3,000,000	2,999,785
0.19%, 9/23/09*	2,000,000	1,999,836
0.14%, 9/28/09*	300,000	299,967
0.19%, 9/29/09*	3,820,000	3,819,517
0.15%, 10/01/09*	1,500,000	1,499,802
0.15%, 10/02/09*	4,270,000	4,269,431
0.19%, 10/05/09*	5,200,000	5,199,278
0.16%, 10/06/09*	500,000	499,920
0.14%, 10/07/09*	300,000	299,957
0.22%, 10/13/09*	2,340,000	2,339,629
0.18%, 10/16/09*	1,000,000	999,830
0.19%, 10/19/09*	2,400,000	2,399,599
0.19%, 10/20/09*	4,400,000	4,399,250
0.20%, 10/26/09*	4,100,000	4,099,466
0.20%, 11/02/09*	2,900,000	2,899,426
0.19%, 11/03/09*	2,000,000	1,999,598
0.19%, 11/09/09*	1,150,000	1,149,747
0.18%, 11/16/09*	2,750,000	2,749,332
0.16%, 11/23/09*	1,000,000	999,735
0.66%, 4/01/11**	800,000	802,338
Federal National Mortgage Association
0.18%, 9/01/09*	1,200,000	1,199,994
0.17%, 9/14/09*	2,000,000	1,999,868
6.63%, 9/15/09	1,500,000	1,503,682
0.13%, 9/23/09*	3,000,000	2,999,751
0.12%, 10/01/09*	1,690,000	1,689,825
0.17%, 10/02/09*	700,000	699,894
0.20%, 10/05/09*	2,500,000	2,499,653
0.14%, 10/13/09*	1,700,000	1,699,716
0.21%, 10/14/09*	3,000,000	2,999,528
0.19%, 10/15/09*	2,200,000	2,199,635
0.19%, 10/21/09*	2,000,000	1,999,717
0.20%, 10/26/09*	500,000	499,935
0.18%, 10/28/09*	1,500,000	1,499,828
0.16%, 10/30/09*	600,000	599,926
0.19%, 11/04/09*	2,750,000	2,749,439
0.18%, 11/12/09*	4,350,000	4,349,000
0.17%, 11/18/09*	1,000,000	999,751

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $91,493,708)		91,500,235
CORPORATE BONDS – 11.3%
Banks – 5.3%
Bank of America NA
0.67%, 9/13/10**(a)	1,000,000	1,002,541
KeyCorp
1.28%, 12/15/10**(a)	800,000	808,997
Regions Bank
1.30%, 12/10/10**(a)	2,100,000	2,122,220

Investments	Principal Amount	Value

Union Bank NA
0.70%, 3/16/11**(a)	$2,000,000	$2,007,246

Total Banks		5,941,004
Financials – 6.0%
General Electric Capital Corp.
0.72%, 3/11/11**(a)	1,500,000	1,504,380
Goldman Sachs Group, Inc.
1.15%, 12/03/10**(a)	2,000,000	2,016,476
0.69%, 3/15/11**(a)	1,200,000	1,207,653
JPMorgan Chase & Co.
0.50%, 2/23/11**(a)	1,000,000	1,005,399
Morgan Stanley
1.22%, 3/04/11**(a)	1,000,000	1,010,885

Total Financials		6,744,793
TOTAL CORPORATE BONDS (Cost: $12,656,088)		12,685,797
COMMERCIAL PAPER – 1.6%
Financials – 1.6%
GE Capital TLGP(a)
0.19%, 9/16/09*
(Cost: $1,799,857)	1,800,000	1,799,862
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $61,443)	61,443	61,443
REPURCHASE AGREEMENT – 4.5%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/09; 0.20% due 9/01/09; Proceeds at maturity – $5,084,295 (fully collateralized by Fannie Mae Strip, 0.00% due 6/01/39; Market value – $5,236,796)

(Cost: $5,084,267)	5,084,267	5,084,267
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $111,095,363)		111,131,604
Other Assets in Excess of Liabilities – 1.3%		1,441,688

NET ASSETS – 100.0%		$112,573,292
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2009. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2009.

See Notes to Financial Statements.

18	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

August 31, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 78.6%
U.S. Government Agencies – 75.7%
Federal Home Loan Mortgage Corp.
0.18%, 9/01/09*	$2,000,000	$1,999,990
4.13%, 9/01/09	4,220,000	4,220,411
0.19%, 9/08/09*	9,800,000	9,799,616
0.22%, 9/14/09*	1,700,000	1,699,893
0.25%, 9/15/09*	2,172,000	2,171,853
6.63%, 9/15/09	1,867,000	1,871,705
0.22%, 9/21/09*	5,500,000	5,499,606
4.00%, 9/22/09	285,000	285,592
0.19%, 9/23/09*	1,000,000	999,918
0.14%, 9/28/09*	850,000	849,907
0.19%, 9/29/09*	2,925,000	2,924,629
4.75%, 9/30/09	750,000	752,553
0.19%, 10/05/09*	8,200,000	8,198,862
0.14%, 10/07/09*	850,000	849,878
0.18%, 10/13/09*	1,500,000	1,499,762
0.18%, 10/16/09*	2,500,000	2,499,576
0.19%, 10/20/09*	6,850,000	6,848,832
0.20%, 10/26/09*	5,500,000	5,499,283
0.17%, 11/02/09*	2,100,000	2,099,584
0.18%, 11/09/09*	1,450,000	1,449,681
0.16%, 11/16/09*	3,700,000	3,699,101
0.16%, 11/23/09*	2,400,000	2,399,364
0.66%, 4/01/11**	3,900,000	3,911,400
Federal National Mortgage Association
0.18%, 9/01/09*	950,000	949,995
0.17%, 9/14/09*	1,000,000	999,934
0.21%, 9/15/09*	288,000	287,981
6.63%, 9/15/09	3,241,000	3,248,956
0.12%, 10/01/09*	1,455,000	1,454,850
0.17%, 10/02/09*	1,950,000	1,949,705
0.20%, 10/05/09*	1,000,000	999,861
0.14%, 10/13/09*	1,510,000	1,509,747
0.21%, 10/14/09*	4,500,000	4,499,292
0.14%, 10/15/09*	700,000	699,878
0.19%, 10/21/09*	1,300,000	1,299,816
0.18%, 10/28/09*	2,300,000	2,299,735
0.19%, 11/04/09*	4,930,000	4,928,994
0.18%, 11/12/09*	4,310,000	4,309,009
0.17%, 11/18/09*	2,000,000	1,999,502

Total U.S. Government Agencies		103,468,251
Treasury Bills – 2.9%
U.S. Treasury Bill 0.17%, 9/03/09*	4,000,000	3,999,961
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $107,460,548)		107,468,212
CORPORATE BONDS – 11.2%
Banks – 4.4%
Bank of America NA
0.55%, 7/29/10**(a)	2,200,000	2,207,478
Citigroup Funding, Inc.
0.59%, 7/30/10**(a)	500,000	501,609
KeyCorp
1.28%, 12/15/10**(a)	1,200,000	1,213,495

Investments	Principal Amount	Value

Union Bank NA
0.70%, 3/16/11**(a)	$2,000,000	$2,007,246

Total Banks		5,929,828
Financials – 6.8%
Goldman Sachs Group, Inc.
1.15%, 12/03/10**(a)	1,327,000	1,337,932
0.69%, 3/15/11**(a)	3,000,000	3,019,134
JPMorgan Chase & Co.
1.16%, 12/02/10**(a)	920,000	928,023
0.50%, 2/23/11**(a)	2,000,000	2,010,798
Morgan Stanley
1.22%, 3/04/11**(a)	2,000,000	2,021,770

Total Financials		9,317,657
TOTAL CORPORATE BONDS (Cost: $15,200,562)		15,247,485
COMMERCIAL PAPER – 3.0%
Financials – 3.0%
GE Capital TLGP(a)
0.19%, 9/16/09*
(Cost: $4,099,675)	4,100,000	4,099,685
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $101,963)	101,963	101,963
REPURCHASE AGREEMENT – 7.1%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/09; 0.20% due 9/01/09; Proceeds at maturity – $9,719,528 (fully collateralized by Fannie Mae Strip, 0.00% due 6/01/39; Market value – $10,011,058)

(Cost: $9,719,474)	9,719,474	9,719,474
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $136,582,222)		136,636,819
Other Assets in Excess of Liabilities – 0.0%		23,200

NET ASSETS – 100.0%		$136,660,019
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2009. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2009.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	19

Schedule of Investments

WisdomTree Dreyfus Emerging Currency Fund (CEW)

August 31, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 85.0%
U.S. Government Agencies – 83.7%
Federal Home Loan Mortgage Corp.
0.15%, 9/01/09*	$1,170,000	$1,169,994
4.13%, 9/01/09	750,000	750,070
0.19%, 9/08/09*	1,750,000	1,749,931
0.22%, 9/14/09*	1,200,000	1,199,924
0.19%, 9/15/09*	1,000,000	999,932
6.63%, 9/15/09	500,000	501,260
4.00%, 9/22/09	550,000	551,143
0.19%, 9/29/09*	1,155,000	1,154,859
4.75%, 9/30/09	250,000	250,851
0.18%, 10/01/09*	1,700,000	1,699,786
0.15%, 10/02/09*	500,000	499,933
0.19%, 10/05/09*	600,000	599,917
0.16%, 10/06/09*	500,000	499,920
0.19%, 10/19/09*	500,000	499,916
0.18%, 10/20/09*	1,300,000	1,299,778
0.20%, 10/23/09*	600,000	599,909
0.20%, 10/26/09*	500,000	499,935
0.17%, 11/02/09*	940,000	939,814
0.19%, 11/09/09*	600,000	599,868
0.16%, 11/16/09*	1,500,000	1,499,636
0.70%, 3/09/11**	300,000	300,871
Federal National Mortgage Association
0.18%, 9/01/09*	250,000	249,999
6.63%, 9/15/09	1,000,000	1,002,455
5.00%, 9/18/09	300,000	300,667
0.13%, 9/23/09*	500,000	499,959
0.12%, 10/01/09*	1,000,000	999,897
0.17%, 10/02/09*	800,000	799,879
0.19%, 10/07/09*	1,200,000	1,199,830
0.14%, 10/13/09*	990,000	989,834
0.19%, 10/16/09*	700,000	699,881
0.15%, 10/19/09*	250,000	249,951
0.19%, 10/21/09*	1,215,000	1,214,828
0.18%, 10/28/09*	1,300,000	1,299,850
0.16%, 10/30/09*	500,000	499,939
0.19%, 11/04/09*	1,655,000	1,654,662
0.18%, 11/12/09*	1,450,000	1,449,667
0.17%, 11/18/09*	500,000	499,876
0.33%, 5/13/11**	500,000	499,966

Total U.S. Government Agencies		31,978,387
Treasury Bills – 1.3%
U.S. Treasury Bill
0.18%, 9/03/09*	500,000	499,995

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $32,476,993)		32,478,382
CORPORATE BONDS – 3.4%
Banks – 1.3%
Citigroup Funding, Inc.
0.94%, 5/05/11**(a)	300,000	300,214
Suntrust Bank
1.27%, 12/16/10**(a)	100,000	101,037
Union Bank NA
0.70%, 3/16/11**(a)	115,000	115,417

Total Banks		516,668

Investments	Principal Amount	Value

Financials – 2.1%
Goldman Sachs Group, Inc.
0.69%, 3/15/11**(a)	$400,000	$402,551
JPMorgan Chase & Co.
1.36%, 4/01/11**(a)	400,000	401,399

Total Financials		803,950
TOTAL CORPORATE BONDS (Cost: $1,321,893)		1,320,618
COMMERCIAL PAPER – 3.4%
Banks – 3.4%
GE Capital TLGP(a)
0.19%, 9/16/09*
(Cost: $1,299,897)	1,300,000	1,299,900
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $27,279)	27,279	27,279
REPURCHASE AGREEMENT – 7.8%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/09; 0.20% due 9/01/09; Proceeds at maturity – $2,975,784 (fully collateralized by Fannie Mae Strip, 0.00%, due 3/01/35; Market value – $3,065,041)

(Cost: $2,975,767)	2,975,767	2,975,767
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $38,101,829)		38,101,946
Other Assets in Excess of Liabilities – 0.3%		98,129

NET ASSETS – 100.0%		$38,200,075
*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2009. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2009.

See Notes to Financial Statements.

20	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree Dreyfus Euro Fund (EU)

August 31, 2009

Investments	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS – 48.5%
Sovereign – 48.5%
Belgium Treasury Bill 0.32%, 9/17/09*	1,033,000 EUR	$1,482,191
Dutch Treasury Certificate 0.32%, 10/16/09*	1,000,000 EUR	1,434,501
French Discount Treasury Bill 0.32%, 9/10/09*	400,000 EUR	573,969
German Treasury Bill 0.25%, 9/30/09*	500,000 EUR	717,380
0.26%, 10/14/09*	398,000 EUR	570,970

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,721,519)		4,779,011
TIME DEPOSITS – 47.2%
Banks – 47.2%
Royal Bank of Scotland PLC 0.20%, 9/04/09	1,555,387 EUR	2,232,058
UBS AG 0.15%, 9/04/09	1,686,965 EUR	2,420,878

TOTAL TIME DEPOSITS (Cost: $4,614,351)		4,652,936
TOTAL INVESTMENTS IN SECURITIES – 95.7% (Cost: $9,335,870)		9,431,947
Cash, Foreign Currency and Other Assets In Excess of Liabilities – 4.3%		425,547

NET ASSETS – 100.0%		$9,857,494

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – Euro

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	21

Schedule of Investments

WisdomTree Dreyfus Indian Rupee Fund (ICN)

August 31, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 77.2%
Federal Home Loan Mortgage Corp.
0.18%, 9/01/09*	$500,000	$499,998
4.13%, 9/01/09	250,000	250,023
0.18%, 9/08/09*	450,000	449,982
0.19%, 10/05/09*	200,000	199,972
0.18%, 10/13/09*	300,000	299,953
0.17%, 10/20/09*	200,000	199,966
0.17%, 11/02/09*	610,000	609,879
0.16%, 11/16/09*	950,000	949,769
0.66%, 4/01/11**	1,400,000	1,404,092
Federal National Mortgage Association
0.18%, 9/01/09*	750,000	749,996
6.63%, 9/15/09	250,000	250,614
0.14%, 9/18/09*	300,000	299,979
0.18%, 9/25/09*	500,000	499,938
0.12%, 10/01/09*	205,000	204,979
0.14%, 10/13/09*	200,000	199,967
0.20%, 10/19/09*	400,000	399,933
0.20%, 10/28/09*	250,000	249,971
0.18%, 10/30/09*	350,000	349,957
0.19%, 11/04/09*	415,000	414,915
0.18%, 11/12/09*	500,000	499,885
0.17%, 11/18/09*	200,000	199,950

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $9,182,960)		9,183,718
CORPORATE BONDS – 4.2%
Banks – 0.8%
Union Bank NA 0.70%, 3/16/11**(a)	100,000	100,362
Financials – 3.4%
Goldman Sachs Group, Inc. 0.69%, 3/15/11**(a)	400,000	402,551
TOTAL CORPORATE BONDS (Cost: $501,683)		502,913
COMMERCIAL PAPER – 2.5%
Financials – 2.5%
GE Capital TLGP(a)
0.19%, 9/16/09*
(Cost: $299,976)	300,000	299,977
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $16,300)	16,300	16,300

Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 21.0%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/09, 0.20% due 9/01/09; Proceeds at maturity – $2,490,888 (fully collateralized by Fannie Mae Strip, 0.00% due 3/01/35; Market value – $2,565,600)

(Cost: $2,490,874)	$2,490,874	$2,490,874
TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $12,491,793)		12,493,782
Liabilities in Excess of Other Assets – (5.0)%		(601,248)

NET ASSETS – 100.0%		$11,892,534

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2009. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2009.

See Notes to Financial Statements.

22	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree Dreyfus Japanese Yen Fund (JYF)

August 31, 2009

Investments	Principal Amount		Value

TIME DEPOSITS – 41.9%
Banks – 41.9%
Mizuho International PLC
0.05%, 9/04/09	197,565,754	JPY	$2,129,744
UBS AG
0.10%, 9/04/09	241,669,686	JPY	2,605,182

TOTAL TIME DEPOSITS (Cost: $4,655,630)			4,734,926
FOREIGN GOVERNMENT OBLIGATIONS – 24.8%
Sovereign – 24.8%
Japan Treasury Bill
0.18%, 9/18/09, Series 34*	100,000,000	JPY	1,077,925
0.15%, 10/05/09, Series 36*	50,000,000	JPY	538,924
0.16%, 10/19/09, Series 40*	110,000,000	JPY	1,185,574

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,729,693)			2,802,423
CORPORATE BONDS – 2.4%
Banks – 2.4%
Kreditanstalt fuer Wiederaufbau
2.05%, 9/21/09
(Cost: $265,249)	25,000,000	JPY	269,759
REPURCHASE AGREEMENT – 21.7%

Repurchase agreement dated 8/31/09, 0.10% due 9/01/09 with Royal Bank of Scotland; Proceeds at maturity – 228,129,323 JPY (fully collateralized by Japan Government Bond, 1.70% due 9/20/17;
Market value – $2,481,698)

(Cost: $2,459,211)	228,128,689	JPY	2,459,211
TOTAL INVESTMENTS IN SECURITIES – 90.8% (Cost: $10,109,783)			10,266,319
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 9.2%			1,038,911

NET ASSETS – 100.0%			$11,305,230

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY – Japanese Yen

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	23

Schedule of Investments

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

August 31, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 82.2%
Federal Home Loan Mortgage Corp.
0.18%, 9/01/09*	$600,000	$599,997
4.13%, 9/01/09	500,000	500,047
0.19%, 9/08/09*	250,000	249,989
0.19%, 9/14/09*	500,000	499,969
6.63%, 9/15/09	500,000	501,260
4.00%, 9/22/09	300,000	300,624
0.15%, 10/02/09*	230,000	229,969
0.18%, 10/16/09*	200,000	199,966
0.20%, 10/26/09*	600,000	599,922
0.18%, 11/09/09*	200,000	199,956
0.66%, 4/01/11**	900,000	902,631
Federal National Mortgage Association
0.18%, 9/01/09*	250,000	249,999
6.63%, 9/15/09	500,000	501,227
5.00%, 9/18/09	300,000	300,667
0.19%, 10/15/09*	600,000	599,899
0.19%, 10/21/09*	500,000	499,929
0.18%, 10/28/09*	850,000	849,902

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,785,267)		7,785,953
CORPORATE BONDS – 4.0%
Banks – 1.1%
Union Bank NA 0.70%, 3/16/11**(a)	100,000	100,362
Financials – 2.9%
Goldman Sachs Group, Inc.
0.69%, 3/15/11**(a)	200,000	201,276
JPMorgan Chase & Co.
0.50%, 2/23/11**(a)	75,000	75,405

Total Financials		276,681
TOTAL CORPORATE BONDS (Cost: $375,981)		377,043
COMMERCIAL PAPER – 1.1%
Financials – 1.1%
GE Capital TLGP(a)
0.19%, 9/16/09*
(Cost: $99,992)	100,000	99,992
MONEY MARKET FUND – 0.8%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $76,432)	76,432	76,432

Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 2.8%
Citigroup, Inc. tri-party repurchase agreement dated 8/31/09, 0.20% due 9/01/09; Proceeds at maturity – $265,761 (fully collateralized by Fannie Mae Strip, 0.00% due 3/01/35; Market value – $273,732)
(Cost: $265,759)	$265,759	$265,759
TOTAL INVESTMENTS IN SECURITIES – 90.9% (Cost: $8,603,431)		8,605,179
Other Assets in Excess of Liabilities – 9.1%		865,532

NET ASSETS – 100.0%		$9,470,711

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2009. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2009.

See Notes to Financial Statements.

24	WisdomTree Currency Income Funds

Schedule of Investments

WisdomTree Dreyfus South African Rand Fund (SZR)

August 31, 2009

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 66.3%
Federal Home Loan Mortgage Corp.
0.18%, 9/01/09*	$250,000	$249,999
4.13%, 9/01/09	100,000	100,009
0.19%, 9/08/09*	150,000	149,994
0.22%, 9/14/09*	250,000	249,984
6.63%, 9/15/09	250,000	250,630
0.19%, 9/29/09*	140,000	139,985
0.18%, 10/05/09*	100,000	99,986
0.19%, 10/19/09*	100,000	99,983
0.18%, 11/02/09*	200,000	199,960
0.18%, 11/16/09*	350,000	349,915
0.66%, 4/01/11**	100,000	100,292
Federal National Mortgage Association
0.18%, 9/01/09*	100,000	100,000
0.21%, 9/15/09*	250,000	249,983
6.63%, 9/15/09	250,000	250,614
0.15%, 10/14/09*	250,000	249,954
0.20%, 10/26/09*	100,000	99,987
0.18%, 11/04/09*	150,000	149,969
0.18%, 11/12/09*	300,000	299,931
0.17%, 11/18/09*	150,000	149,963

TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,540,908)		3,541,138
CORPORATE BONDS – 6.1%
Banks – 1.9%
Union Bank NA 0.70%, 3/16/11**(a)	100,000	100,362
Financials – 4.2%
Goldman Sachs Group, Inc.
0.69%, 3/15/11**(a)	100,000	100,638
Morgan Stanley
1.22%, 3/04/11**(a)	125,000	126,361

Total Financials		226,999
TOTAL CORPORATE BONDS (Cost: $326,902)		327,361
COMMERCIAL PAPER – 3.7%
Financials – 3.7%
GE Capital TLGP(a)
0.19%, 9/16/09*
(Cost: $199,985)	200,000	199,985
MONEY MARKET FUND – 0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $27,226)	27,226	27,226

Investments	Principal Amount	Value

REPURCHASE AGREEMENT – 21.2%

Citigroup, Inc. tri-party repurchase agreement dated 8/31/09; 0.20% due 9/01/09; Proceeds at maturity – $1,135,312 (fully collateralized by Fannie Mae Strip, 0.00% due 3/01/35; Market value – $1,169,365)

(Cost: $1,135,306)	$1,135,306	$1,135,306
TOTAL INVESTMENTS IN SECURITIES – 97.8% (Cost: $5,230,327)		5,231,016
Other Assets in Excess of Liabilities – 2.2%		114,449

NET ASSETS – 100.0%		$5,345,465

*	Interest rate shown reflects the discount rate at time of purchase.

**	Floating rate note. Coupon shown is in effect at August 31, 2009. Date represents the ultimate maturity date.

(a)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(b)	Rate shown represents annualized 7-day yield as of August 31, 2009.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	25

Statements of Assets and Liabilities

WisdomTree Currency Income Funds

August 31, 2009

	WisdomTree U.S. Short-Term Government Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund
ASSETS:

Investments, at cost:	$17,867,018	$111,095,363	$136,582,222	$38,101,829	$9,335,870

Foreign currency, at cost:	—	—	—	—	429,795
Investments in securities, at value (including repurchase agreements of $1,200,482, $5,084,267, $9,719,474, $2,975,767 and $0, respectively) (Note 2)	17,886,713	111,131,604	136,636,819	38,101,946	9,431,947

Cash	—	—	—	—	241

Foreign currency, at value	—	—	—	—	429,795

Unrealized appreciation on forward foreign currency contracts	—	—	—	187,281	—

Receivables:

Dividends and interest	131,706	167,544	284,169	82,230	90

Investment securities sold	—	2,686,737	—	87,836	—

Capital shares sold	—	—	—	4,075	—
Total Assets	18,018,419	113,985,885	136,920,988	38,463,368	9,862,073
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	1,314,182	208,224	246,113	—

Payables:

Investment securities purchased	—	54,769	—	—	—

Advisory fees (Note 3)	4,269	43,219	52,234	17,044	2,910

Service fees (Note 2)	75	423	511	136	37

Other payables	—	—	—	—	1,632
Total Liabilities	4,344	1,412,593	260,969	263,293	4,579
NET ASSETS	$18,014,075	$112,573,292	$136,660,019	$38,200,075	$9,857,494
NET ASSETS:

Paid-in capital	$18,008,517	$120,117,524	$137,264,961	$37,145,968	$9,761,713

Undistributed (Distributions in excess of) net investment income	1,166	145,080	—	—	(75)

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(15,303)	(6,411,371)	(451,315)	1,112,822	(362)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	19,695	(1,277,941)	(153,627)	(58,715)	96,218
NET ASSETS	$18,014,075	$112,573,292	$136,660,019	$38,200,075	$9,857,494
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	720,000	4,600,000	5,400,000	1,800,000	425,000
Net asset value per share	$25.02	$24.47	$25.31	$21.22	$23.19

See Notes to Financial Statements.

26	WisdomTree Currency Income Funds

Statements of Assets and Liabilities (concluded)

WisdomTree Currency Income Funds

August 31, 2009

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
ASSETS:

Investments, at cost:	$12,491,793	$10,109,783	$8,603,431	$5,230,327

Foreign currency, at cost	—	49,020	—	—

Investments in securities, at value (including repurchase agreements of $2,490,874, $2,459,211, $265,759 and $1,135,306, respectively) (Note 2)	12,493,782	10,266,319	8,605,179	5,231,016

Cash	—	16,802	—	—

Foreign currency, at value	—	50,135	—	—

Unrealized appreciation on forward foreign currency contracts	—	—	635,086	98,299

Receivables:

Dividends and interest	15,172	5,278	54,530	18,168

Investment securities sold	478	970,021	180,192	—
Total Assets	12,509,432	11,308,555	9,474,987	5,347,483
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	112,519	—	—	—

Payables:

Investment securities purchased	499,831	—	—	—

Advisory fees (Note 3)	4,504	3,281	4,235	1,999

Service fees (Note 2)	44	44	41	19
Total Liabilities	616,898	3,325	4,276	2,018
NET ASSETS	$11,892,534	$11,305,230	$9,470,711	$5,345,465
NET ASSETS:

Paid-in capital	$12,412,033	$11,140,132	$8,133,739	$5,023,995

Undistributed (Distributions in excess of) net investment income	—	—	—	1,981

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(408,969)	(8)	700,138	220,501

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(110,530)	165,106	636,834	98,988
NET ASSETS	$11,892,534	$11,305,230	$9,470,711	$5,345,465
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	400,000	400,000	200,000
Net asset value per share	$23.79	$28.26	$23.68	$26.73

See Notes to Financial Statements.

WisdomTree Currency Income Funds	27

Statements of Operations

WisdomTree Currency Income Funds

For the Year Ended August 31, 2009

	WisdomTree U.S. Short-Term Government Income Fund	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Emerging Currency Fund[1]	WisdomTree Dreyfus Euro Fund
INVESTMENT INCOME:

Interest[2]	$133,867	$493,435	$1,092,161	$18,416	$248,776
Total investment income	133,867	493,435	1,092,161	18,416	248,776
EXPENSES:

Advisory fees (Note 3)	43,104	347,559	608,096	45,718	44,344

Service fees (Note 2)	151	796	999	245	73
Total expenses	43,255	348,355	609,095	45,963	44,417
Net investment income (loss)	90,612	145,080	483,066	(27,547)	204,359
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(15,214)	(12,187)	(62,791)	720	(36)

Foreign currency related transactions	—	(7,079,086)	205,634	1,139,649	(1,611,291)
Net realized gain (loss)	(15,214)	(7,091,273)	142,843	1,140,369	(1,611,327)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	21,496	42,832	72,832	117	169,855

Translation of assets and liabilities denominated in foreign currencies	—	(634,280)	55,349	(58,832)	31,601
Net change in unrealized appreciation (depreciation)	21,496	(591,448)	128,181	(58,715)	201,456
Net realized and unrealized gain (loss) on investments	6,282	(7,682,721)	271,024	1,081,654	(1,409,871)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,894	$(7,537,641)	$754,090	$1,054,107	$(1,205,512)
[1]	Commencement of investment operations May 6, 2009.

[2]	Net of foreign witholding tax of $0, $0, $0, $0 and $1,558, respectively.

See Notes to Financial Statements.

28	WisdomTree Currency Income Funds

Statements of Operations (concluded)

WisdomTree Currency Income Funds

For the Year Ended August 31, 2009

	WisdomTree Dreyfus Indian Rupee Fund	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus New Zealand Dollar Fund	WisdomTree Dreyfus South African Rand Fund
INVESTMENT INCOME:

Interest[1]	$52,166	$55,833	$18,182	$14,660
Total investment income	52,166	55,833	18,182	14,660
EXPENSES:

Advisory fees (Note 3)	43,686	54,787	24,060	12,639

Service fees (Note 2)	80	85	91	39
Total expenses	43,766	54,872	24,151	12,678
Net investment income (loss)	8,400	961	(5,969)	1,982
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(3,987)	(21)	194	(2,413)

Foreign currency related transactions	(192,130)	3,598,654	709,869	296,775
Net realized gain (loss)	(196,117)	3,598,633	710,063	294,362
Net change in unrealized appreciation (depreciation) from:

Investment transactions	2,786	51,765	1,932	876

Translation of assets and liabilities denominated in foreign currencies	(71,242)	33,892	791,001	24,449
Net change in unrealized appreciation (depreciation)	(68,456)	85,657	792,933	25,325
Net realized and unrealized gain (loss) on investments	(264,573)	3,684,290	1,502,996	319,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(256,173)	$3,685,251	$1,497,027	$321,669
[1]	Net of foreign witholding tax of $0, $935, $0 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	29

Statements of Changes in Net Assets

WisdomTree Currency Income Funds

	WisdomTree U.S. Short-Term Government Income Fund		WisdomTree Dreyfus Brazilian Real Fund		WisdomTree Dreyfus Chinese Yuan Fund
	For the Year Ended August 31, 2009	For the Period May 20, 2008* through August 31, 2008	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$90,612	$122,600	$145,080	$555,164	$483,066	$1,151,391

Net realized gain (loss) on investments and foreign currency related transactions	(15,214)	(89)	(7,091,273)	2,385,414	142,843	(594,158)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	21,496	(1,801)	(591,448)	(686,493)	128,181	(281,808)
Net increase (decrease) in net assets resulting from operations	96,894	120,710	(7,537,641)	2,254,085	754,090	275,425
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(104,989)	(107,057)	(555,163)	—	(1,711,010)	—

Capital gains	—	—	(1,705,512)	—	—	—
Total dividends and distributions	(104,989)	(107,057)	(2,260,675)	—	(1,711,010)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	20,510,866	30,019,515	45,795,287	135,354,931	55,955,405	294,264,044

Cost of shares redeemed	(22,510,921)	(10,011,043)	(45,163,974)	(15,868,821)	(202,731,397)	(10,146,638)
Net increase (decrease) in net assets resulting from capital share transactions	(2,000,055)	20,008,472	631,313	119,486,110	(146,775,992)	284,117,406
Net Increase (Decrease) in Net Assets	(2,008,150)	20,022,125	(9,167,003)	121,740,195	(147,732,912)	284,392,831
NET ASSETS:

Beginning of period	$20,022,225	$100	$121,740,295	$100	$284,392,931	$100

End of period	$18,014,075	$20,022,225	$112,573,292	$121,740,295	$136,660,019	$284,392,931
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,166	$15,543	$145,080	$555,164	$—	$1,151,391
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,004	4	4,600,004	4	11,200,004	4

Shares created	820,000	1,200,000	2,000,000	5,200,000	2,200,000	11,600,000

Shares redeemed	(900,004)	(400,000)	(2,000,004)	(600,000)	(8,000,004)	(400,000)
Shares outstanding, end of period	720,000	800,004	4,600,000	4,600,004	5,400,000	11,200,004
*	Commencement of investment operations.

See Notes to Financial Statements.

30	WisdomTree Currency Income Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Income Funds

	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Euro Fund		WisdomTree Dreyfus Indian Rupee Fund
	For the Period May 6, 2009* through August 31, 2009	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(27,547)	$204,359	$233,183	$8,400	$61,535

Net realized gain (loss) on investments and foreign currency related transactions	1,140,369	(1,611,327)	(973,769)	(196,117)	(212,852)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(58,715)	201,456	(105,238)	(68,456)	(42,074)
Net increase (decrease) in net assets resulting from operations	1,054,107	(1,205,512)	(845,824)	(256,173)	(193,391)
DIVIDENDS:

Net investment income	—	(481,010)	—	(77,485)	—
Total dividends	—	(481,010)	—	(77,485)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	39,189,957	605,006	29,743,668	11,592,025	14,902,905

Cost of shares redeemed	(2,044,089)	(8,317,026)	(9,641,908)	(9,155,309)	(4,920,138)
Net increase (decrease) in net assets resulting from capital share transactions	37,145,868	(7,712,020)	20,101,760	2,436,716	9,982,767
Net Increase (Decrease) in Net Assets	38,199,975	(9,398,542)	19,255,936	2,103,058	9,789,376
NET ASSETS:

Beginning of period	$100	$19,256,036	$100	$9,789,476	$100

End of period	$38,200,075	$9,857,494	$19,256,036	$11,892,534	$9,789,476
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$—	$(75)	$235,804	$—	$61,535
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5	800,004	4	400,004	4

Shares created	1,900,000	25,000	1,200,000	500,000	600,000

Shares redeemed	(100,005)	(400,004)	(400,000)	(400,004)	(200,000)
Shares outstanding, end of period	1,800,000	425,000	800,004	500,000	400,004
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	31

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Income Funds

	WisdomTree Dreyfus Japanese Yen Fund		WisdomTree Dreyfus New Zealand Dollar Fund		WisdomTree Dreyfus South African Rand Fund
	For the Year Ended August 31, 2009	For the Period May 21, 2008* through August 31, 2008	For the Year Ended August 31, 2009	For the Period June 25, 2008* through August 31, 2008	For the Year Ended August 31, 2009	For the Period June 25, 2008* through August 31, 2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$961	$11,159	$(5,969)	$8,900	$1,982	$8,741

Net realized gain (loss) on investments and foreign currency related transactions	3,598,633	(809,782)	710,063	(5)	294,362	78,919

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	85,657	79,449	792,933	(156,099)	25,325	73,663
Net increase (decrease) in net assets resulting from operations	3,685,251	(719,174)	1,497,027	(147,204)	321,669	161,323
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(54,377)	—	(12,851)	—	(8,742)	—

Capital gains	—	—	—	—	(152,780)	—
Total dividends and distributions	(54,377)	—	(12,851)	—	(161,522)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	39,782,916	10,241,028	2,500,000	2,523,998	2,500,000

Cost of shares redeemed	(11,693,290)	(19,696,196)	(4,607,389)	—	(103)	—
Net increase (decrease) in net assets resulting from capital share transactions	(11,693,290)	20,086,720	5,633,639	2,500,000	2,523,895	2,500,000
Net Increase (Decrease) in Net Assets	(8,062,416)	19,367,546	7,117,815	2,352,796	2,684,042	2,661,323
NET ASSETS:

Beginning of period	$19,367,646	$100	$2,352,896	$100	$2,661,423	$100

End of period	$11,305,230	$19,367,646	$9,470,711	$2,352,896	$5,345,465	$2,661,423
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$—	$11,763	$—	$8,900	$1,981	$8,741
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,004	4	100,004	4	100,004	4

Shares created	—	1,600,000	500,000	100,000	100,000	100,000

Shares redeemed	(400,004)	(800,000)	(200,004)	—	(4)	—
Shares outstanding, end of period	400,000	800,004	400,000	100,004	200,000	100,004
*	Commencement of investment operations.

See Notes to Financial Statements.

32	WisdomTree Currency Income Funds

Financial Highlights

WisdomTree Currency Income Funds

August 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Short-Term Government Income Fund	For the Year Ended August 31, 2009	For the Period May 20, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.03	$25.00
Investment operations:
Net investment income[2]	0.13	0.15
Net realized and unrealized gain (loss)	0.01	(0.00)[3]
Total from investment operations	0.14	0.15
Dividends to shareholders:
Net investment income	(0.15)	(0.12)
Total dividends to shareholders	(0.15)	(0.12)
Net asset value, end of period	$25.02	$25.03

TOTAL RETURN[4]	0.55%	0.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,014	$20,022
Ratio to average net assets of:
Net expenses	0.25%	0.25%[5]
Net investment income	0.53%	2.09%[5]
Portfolio turnover rate[6]	100%	N/A

WisdomTree Dreyfus Brazilian Real Fund	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$26.47	$25.19
Investment operations:
Net investment income[2]	0.04	0.15
Net realized and unrealized gain (loss)	(1.34)	1.13
Total from investment operations	(1.30)	1.28
Dividends and distributions to shareholders:
Net investment income	(0.17)	—
Capital gains	(0.53)	—
Total dividends and distributions to shareholders	(0.70)	—
Net asset value, end of period	$24.47	$26.47

TOTAL RETURN[4]	(3.92)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$112,573	$121,740
Ratio to average net assets of:
Net expenses	0.45%	0.45%[5]
Net investment income	0.19%	1.99%[5]
Portfolio turnover rate[6]	0%	N/A
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Not annualized.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	33

Financial Highlights (continued)

WisdomTree Currency Income Funds

August 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Chinese Yuan Fund	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$25.39	$24.87
Investment operations:
Net investment income[2]	0.08	0.14
Net realized and unrealized gain	0.32	0.38
Total from investment operations	0.40	0.52
Dividends to shareholders:
Net investment income	(0.48)	—
Total dividends to shareholders	(0.48)	—
Net asset value, end of period	$25.31	$25.39

TOTAL RETURN[3]	1.58%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$136,660	$284,393
Ratio to average net assets of:
Net expenses	0.45%	0.45%[4]
Net investment income	0.36%	2.04%[4]
Portfolio turnover rate[5]	0%	N/A

WisdomTree Dreyfus Emerging Currency Fund	For the Period May 6, 2009[1] through August 31, 2009
Net asset value, beginning of period	$19.98
Investment operations:
Net investment loss[2]	(0.02)
Net realized and unrealized gain	1.26
Total from investment operations	1.24
Net asset value, end of period	$21.22

TOTAL RETURN[3]	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,200
Ratio to average net assets of:
Net expenses	0.55%[4]
Net investment loss	(0.33)%[4]
Portfolio turnover rate[5]	0%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

See Notes to Financial Statements.

34	WisdomTree Currency Income Funds

Financial Highlights (continued)

WisdomTree Currency Income Funds

August 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Euro Fund	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.07	$25.04
Investment operations:
Net investment income[2]	0.35	0.29
Net realized and unrealized loss	(0.63)	(1.26)
Total from investment operations	(0.28)	(0.97)
Dividends to shareholders:
Net investment income	(0.60)	—
Total dividends to shareholders	(0.60)	—
Net asset value, end of period	$23.19	$24.07

TOTAL RETURN[3]	(1.13)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,857	$19,256
Ratio to average net assets of:
Net expenses	0.35%	0.35%[4]
Net investment income	1.61%	3.73%[4]
Portfolio turnover rate[5]	N/A	N/A

WisdomTree Dreyfus Indian Rupee Fund	For the Year Ended August 31, 2009	For the Period May 14, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.47	$24.69
Investment operations:
Net investment income[2]	0.02	0.15
Net realized and unrealized loss	(0.51)	(0.37)
Total from investment operations	(0.49)	(0.22)
Dividends to shareholders:
Net investment income	(0.19)	—
Total dividends to shareholders	(0.19)	—
Net asset value, end of period	$23.79	$24.47

TOTAL RETURN[3]	(1.97)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,893	$9,789
Ratio to average net assets of:
Net expenses	0.45%	0.45%[4]
Net investment income	0.09%	1.93%[4]
Portfolio turnover rate[5]	0%	N/A
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	35

Financial Highlights (continued)

WisdomTree Currency Income Funds

August 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Japanese Yen Fund	For the Year Ended August 31, 2009	For the Period May 21, 2008[1] through August 31, 2008
Net asset value, beginning of period	$24.21	$25.45
Investment operations:
Net investment income[2]	0.00 [3]	0.01
Net realized and unrealized gain (loss)	4.12	(1.25)
Total from investment operations	4.12	(1.24)
Dividends to shareholders:
Net investment income	(0.07)	—
Total dividends to shareholders	(0.07)	—
Net asset value, end of period	$28.26	$24.21

TOTAL RETURN[4]	17.01%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,305	$19,368
Ratio to average net assets of:
Net expenses	0.35%	0.35%[5]
Net investment income	0.01%	0.20%[5]
Portfolio turnover rate[6]	N/A	N/A

WisdomTree Dreyfus New Zealand Dollar Fund	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$23.53	$24.93
Investment operations:
Net investment income (loss)[2]	(0.02)	0.09
Net realized and unrealized gain (loss)	0.30	(1.49)
Total from investment operations	0.28	(1.40)
Dividends to shareholders:
Net investment income	(0.13)	—
Total dividends to shareholders	(0.13)	—
Net asset value, end of period	$23.68	$23.53

TOTAL RETURN[4]	1.30%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,471	$2,353
Ratio to average net assets of:
Net expenses	0.45%	0.45%[5]
Net investment income	(0.11)%	1.96%[5]
Portfolio turnover rate[6]	0%	N/A
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	Annualized.

[6]	Not annualized.

See Notes to Financial Statements.

36	WisdomTree Currency Income Funds

Financial Highlights (concluded)

WisdomTree Currency Income Funds

August 31, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus South African Rand Fund	For the Year Ended August 31, 2009	For the Period June 25, 2008[1] through August 31, 2008
Net asset value, beginning of period	$26.61	$25.35
Investment operations:
Net investment income[2]	0.02	0.09
Net realized and unrealized gain	1.72	1.17
Total from investment operations	1.74	1.26
Dividends and distributions to shareholders:
Net investment income	(0.09)	—
Capital gains	(1.53)	—
Total dividends and distributions to shareholders	(1.62)	—
Net asset value, end of period	$26.73	$26.61

TOTAL RETURN[3]	8.44%	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,345	$2,661
Ratio to average net assets of:
Net expenses	0.45%	0.45%[4]
Net investment income	0.07%	1.78%[4]
Portfolio turnover rate[5]	0%	N/A
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Not annualized.

See Notes to Financial Statements.

WisdomTree Currency Income Funds	37

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of August 31, 2009, the Trust offered 51 investment funds. These financial statements relate only to the WisdomTree U.S. Short-Term Government Income Fund, formerly WisdomTree U.S. Current Income Fund (“U.S. Short-Term Government Income Fund”), WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the U.S. Short-Term Government Income Fund and the Japanese Yen Fund commenced operations on May 20, 2008 and May 21, 2008, respectively; the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008 and the Emerging Currency Fund commenced operations on May 6, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. The value of any assets or liabilities denominated in a currency other than the U.S. dollar is converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

38	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of August 31, 2009 in valuing each Fund’s assets carried at fair value:

U.S. Short-Term Government Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$1,734,967	$—
Corporate Bonds	—	3,289,069	—
Money Market Fund	—	12,036	—
Repurchase Agreement	—	1,200,482	—
U.S. Government Agencies	—	11,650,159	—
Total	$—	$17,886,713	$—

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$1,799,862	$—
Corporate Bonds	—	12,685,797	—
Money Market Fund	—	61,443	—
Repurchase Agreement	—	5,084,267	—
U.S. Government Agencies	—	91,500,235	—
Total	—	111,131,604	—
Unrealized Depreciation on Forward Currency Contracts	—	(1,314,182)	—
Total – Net	$—	$109,817,422	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$4,099,685	$—
Corporate Bonds	—	15,247,485	—
Money Market Fund	—	101,963	—
Repurchase Agreement	—	9,719,474	—
U.S. Government Agencies	—	103,468,251	—
U.S. Government Treasury	—	3,999,961	—
Total	—	136,636,819	—
Unrealized Depreciation on Forward Currency Contracts	—	(208,224)	—
Total – Net	$—	$136,428,595	$—

WisdomTree Currency Income Funds	39

Notes to Financial Statements (continued)

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$1,299,900	$—
Corporate Bonds	—	1,320,618	—
Money Market Fund	—	27,279	—
Repurchase Agreement	—	2,975,767	—
U.S. Government Agencies	—	31,978,387	—
U.S. Government Treasury	—	499,995	—
Total	—	38,101,946	—
Unrealized Depreciation on Forward Currency Contracts	—	(58,832)	—
Total – Net	$—	$38,043,114	$—

Euro Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$4,779,011	$—
Time Deposits	—	4,652,936	—
Total	$—	$9,431,947	$—

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$299,977	$—
Corporate Bonds	—	502,913	—
Money Market Fund	—	16,300	—
Repurchase Agreement	—	2,490,874	—
U.S. Government Agencies	—	9,183,718	—
Total	—	12,493,782	—
Unrealized Depreciation on Forward Currency Contracts	—	(112,519)	—
Total – Net	$—	$12,381,263	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$269,759	$—
Foreign Government Obligations	—	2,802,423	—
Repurchase Agreement	—	2,459,211	—
Time Deposits	—	4,734,926	—
Total	$—	$10,266,319	$—

New Zealand Dollar Fund	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$99,992	$—
Corporate Bonds	—	377,043	—
Money Market Fund	—	76,432	—
Repurchase Agreement	—	265,759	—
U.S. Government Agencies	—	7,785,953	—
Total	—	8,605,179	—
Unrealized Appreciation on Forward Currency Contracts	—	635,086	—
Total – Net	$—	$9,240,265	$—

40	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Commercial Paper	$—	$199,985	$—
Corporate Bonds	—	327,361	—
Money Market Fund	—	27,226	—
Repurchase Agreement	—	1,135,306	—
U.S. Government Agencies	—	3,541,138	—
Total	—	5,231,016	—
Unrealized Appreciation on Forward Currency Contracts	—	98,299	—
Total – Net	$—	$5,329,315	$—

Derivative and Hedging Disclosure — On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years.

The International Currency Income Funds listed below have invested in derivatives, specifically forward currency contracts as described on pages 44 and 45, during the reporting period ending August 31, 2009. The forward contracts are subject to credit risk which is where the financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security, therefore the counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Brazilian Real Fund
Foreign exchange contracts			Unrealized depreciation on forward foreign currency contracts	$1,314,182
Chinese Yuan Fund
Foreign exchange contracts			Unrealized depreciation on forward foreign currency contracts	208,224
Emerging Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$187,281	Unrealized depreciation on forward foreign currency contracts	246,113
Indian Rupee Fund
Foreign exchange contracts			Unrealized depreciation on forward foreign currency contracts	112,519
New Zealand Dollar Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	635,086
South African Rand Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	98,299

WisdomTree Currency Income Funds	41

Notes to Financial Statements (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts
Brazilian Real Fund
Foreign exchange contracts	$(7,190,658)
Chinese Yuan Fund
Foreign exchange contracts	209,722
Emerging Currency Fund
Foreign exchange contracts	1,134,372
Indian Rupee Fund
Foreign exchange contracts	(192,130)
New Zealand Dollar Fund
Foreign exchange contracts	709,869
South African Rand Fund
Foreign exchange contracts	296,775

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts
Brazilian Real Fund
Foreign exchange contracts	$(634,280)
Chinese Yuan Fund
Foreign exchange contracts	55,349
Emerging Currency Fund
Foreign exchange contracts	(58,832)
Indian Rupee Fund
Foreign exchange contracts	(71,242)
New Zealand Dollar Fund
Foreign exchange contracts	791,001
South African Rand Fund
Foreign exchange contracts	24,449

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations.

Expenses — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, as of July 1, 2009, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $66,415 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the fiscal year ended August 31, 2009. Expenses in excess of 0.0044% were paid by WTAM.

42	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements, may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Currency Contracts — Each Fund may enter into forward currency contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward currency exchange contracts were open at August 31, 2009:

Fund Name	Settlement Date		Contracts To Deliver		In For Exchange	Unrealized Gain (Loss)
Brazilian Real Fund	10/02/09	BRL	105,771,106	USD	56,253,746	$(335,578)
	10/02/09	BRL	105,771,106	USD	56,253,746	(978,604)
				USD	112,507,492	$(1,314,182)
Chinese Yuan Fund
	11/05/09	CNY	899,495,158	USD	131,671,655	$(199,795)
	11/05/09	CNY	34,600,951	USD	5,065,024	(8,429)
				USD	136,736,679	$(208,224)
Emerging Currency Fund
	10/02/09	BRL	3,312,034	USD	1,761,486	$(10,508)
	10/02/09	BRL	3,312,034	USD	1,761,486	(30,643)
	11/05/09	CLP	1,459,143,489	USD	2,647,760	(29,567)
	11/05/09	CLP	104,224,535	USD	189,126	(2,464)
	11/05/09	CLP	104,296,705	USD	189,257	(2,889)
	11/05/09	CLP	104,097,768	USD	188,896	(3,807)
	11/05/09	CLP	104,368,475	USD	189,387	(3,061)
	11/05/09	CNY	1,315,886	USD	192,625	(434)
	11/05/09	CNY	18,422,405	USD	2,696,744	(5,479)
	11/05/09	CNY	1,316,840	USD	192,764	(38)
	11/05/09	CNY	1,314,330	USD	192,397	(94)
	11/05/09	CNY	1,317,748	USD	192,897	18
	11/05/09	ILS	5,147,327	USD	1,359,912	(4,269)
	11/05/09	ILS	5,147,327	USD	1,359,912	(3,799)
	11/05/09	ILS	735,332	USD	194,273	(615)
	11/05/09	ILS	735,842	USD	194,408	1,577
	11/05/09	ILS	734,438	USD	194,037	6,069
	11/05/09	ILS	736,348	USD	194,541	(376)
	11/05/09	INR	9,392,776	USD	191,425	(2,240)
	11/05/09	INR	131,498,858	USD	2,679,954	(31,921)
	11/05/09	INR	9,398,712	USD	191,546	(666)
	11/05/09	INR	9,380,794	USD	191,181	(4,171)
	11/05/09	INR	9,405,189	USD	191,678	(3,127)
	11/05/09	KRW	240,692,210	USD	192,595	(2,202)
	11/05/09	KRW	1,684,845,470	USD	1,348,168	(14,976)
	11/05/09	KRW	1,684,845,470	USD	1,348,168	(15,252)
	11/05/09	KRW	240,863,984	USD	192,733	(732)
	11/05/09	KRW	240,404,556	USD	192,365	(3,883)
	11/05/09	KRW	241,029,731	USD	192,865	(1,922)

WisdomTree Currency Income Funds	43

Notes to Financial Statements (continued)

Fund Name	Settlement Date		Contracts To Deliver		In For Exchange	Unrealized Gain (Loss)
	11/05/09	MXN	36,152,343	USD	2,692,199	$(874)
	11/05/09	MXN	2,582,310	USD	192,300	95
	11/05/09	MXN	2,584,098	USD	192,433	622
	11/05/09	MXN	2,579,170	USD	192,066	(5,360)
	11/05/09	MXN	2,585,877	USD	192,566	(6,599)
	11/05/09	PLN	3,993,755	USD	1,393,909	47,533
	11/05/09	PLN	3,993,755	USD	1,393,909	48,576
	11/05/09	PLN	570,536	USD	199,130	6,836
	11/05/09	PLN	570,939	USD	199,270	9,516
	11/05/09	PLN	569,850	USD	198,890	3,525
	11/05/09	PLN	571,332	USD	199,407	2,736
	11/05/09	TRY	4,094,921	USD	2,693,335	(12,619)
	11/05/09	TRY	292,494	USD	192,381	(1,362)
	11/05/09	TRY	292,697	USD	192,514	1,247
	11/05/09	TRY	292,139	USD	192,147	(3,532)
	11/05/09	TRY	292,898	USD	192,647	(2,177)
	11/05/09	TWD	6,272,657	USD	191,234	(2,188)
	11/05/09	TWD	87,817,194	USD	2,677,274	(29,374)
	11/05/09	TWD	6,277,001	USD	191,366	(591)
	11/05/09	TWD	6,265,028	USD	191,001	(1,769)
	11/05/09	TWD	6,281,320	USD	191,498	(533)
	11/05/09	ZAR	10,689,996	USD	1,356,107	18,436
	11/05/09	ZAR	10,689,996	USD	1,356,107	20,959
	11/05/09	ZAR	1,527,142	USD	193,730	2,820
	11/05/09	ZAR	1,528,200	USD	193,864	4,294
	11/05/09	ZAR	1,525,285	USD	193,494	6,236
	11/05/09	ZAR	1,529,251	USD	193,997	6,186
				USD	38,243,361	$(58,832)
Indian Rupee Fund
	11/05/09	INR	233,098,156	USD	4,750,554	$(41,760)
	11/05/09	INR	234,346,440	USD	4,775,994	(40,003)
	11/05/09	INR	116,483,320	USD	2,373,937	(30,756)
				USD	11,900,485	$(112,519)
New Zealand Dollar Fund
	9/16/09	NZD	9,941,021	USD	6,811,412	$443,692
	9/16/09	NZD	3,437,064	USD	2,355,016	167,496
	9/16/09	NZD	424,458	USD	290,831	23,898
				USD	9,457,259	$635,086
South African Rand Fund
	11/05/09	ZAR	42,173,806	USD	5,350,068	$98,299

Currency Legend:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

ILS – Israeli new shekel

INR – Indian rupee

KRW – South Korean won

MXN – Mexican peso

NZD – New Zealand dollar

PLN – Polish zloty

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

44	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISER FEES AND TRANSACTIONS

Adviser Fees — WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Adviser, Mellon Capital Management Corporation (for the U.S. Short-Term Government Income Fund) and The Dreyfus Corporation (for the International Currency Income Funds), all accounting, administration, custody, transfer agent fees to The Bank of New York Mellon Corporation, tax and audit services, as well as printing and postage.

Fund	Fee Rate
U.S. Short-Term Government Income Fund	0.25%
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Emerging Currency Fund	0.55%
Euro Fund	0.35%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
New Zealand Dollar Fund	0.45%
South African Rand Fund	0.45%

Each Fund may purchase shares of an affiliated ETF in secondary market transactions. For the fiscal year ended August 31, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2009, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

WisdomTree Currency Income Funds	45

Notes to Financial Statements (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended August 31, 2009 were as follows:

Fund	Purchases	Sales
U.S. Short-Term Government Income Fund	$8,277,013	$2,012,101
Brazilian Real Fund	13,475,316	—
Chinese Yuan Fund	19,130,356	—
Emerging Currency Fund	2,124,651	—
Euro Fund	—	—
Indian Rupee Fund	1,906,661	—
Japanese Yen Fund	—	—
New Zealand Dollar Fund	1,279,171	—
South African Rand Fund	427,651	—

6. FEDERAL INCOME TAXES

At August 31, 2009, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. Short-Term Government Income Fund	$17,867,018	$19,822	$(127)	$19,695
Brazilian Real Fund	111,095,363	36,336	(95)	36,241
Chinese Yuan Fund	136,582,222	54,774	(177)	54,597
Emerging Currency Fund	38,101,829	2,451	(2,334)	117
Euro Fund	9,335,870	96,077	—	96,077
Indian Rupee Fund	12,491,793	2,065	(76)	1,989
Japanese Yen Fund	10,109,783	156,536	—	156,536
New Zealand Dollar Fund	8,603,431	1,835	(87)	1,748
South African Rand Fund	5,230,327	755	(66)	689

At August 31, 2009, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Appreciation	Currency Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Loss)
U.S. Short-Term Government Income Fund	$1,166	$(15,303)	$19,695	$—	$5,558
Brazilian Real Fund	145,080	(7,725,553)	36,241	—	(7,544,232)
Chinese Yuan Fund	—	(659,539)	54,597	—	(604,942)
Emerging Currency Fund	597,382	593,418	117	(136,810)	1,054,107
Euro Fund	(75)	(362)	96,077	141	95,781
Indian Rupee Fund	—	(408,969)	1,989	(112,519)	(519,499)
Japanese Yen Fund	—	(8)	156,536	8,570	165,098
New Zealand Dollar Fund	434,702	900,522	1,748	—	1,336,972
South African Rand Fund	128,047	192,734	689	—	321,470

46	WisdomTree Currency Income Funds

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended August 31, 2009, was as follows:

	Year Ended August 31, 2009			Period Ended August 31, 2008
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Return of Capital	Distributions Paid from Ordinary Income*
U.S. Short-Term Government Income Fund	$104,989	$—	$—	$107,057
Brazilian Real Fund	1,237,687	1,022,988	—	—
Chinese Yuan Fund	1,711,010	—	—	—
Emerging Currency Fund	—	—	—	—
Euro Fund	439,466	—	41,544	—
Indian Rupee Fund	69,935	—	7,550	—
Japanese Yen Fund	13,376	—	41,001	—
New Zealand Dollar Fund	12,851	—	—	—
South African Rand Fund	69,851	91,671	—	—
*	Includes short-term capital gains if any.

At August 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Total
U.S. Short-Term Government Income Fund	$89	$—	$89
Brazilian Real Fund	—	7,725,553	7,725,553
Chinese Yuan Fund	659,539	—	659,539
Emerging Currency Fund	—	—	—
Euro Fund	182	—	182
Indian Rupee Fund	212,852	—	212,852
Japanese Yen Fund	—	—	—
New Zealand Dollar Fund	—	—	—
South African Rand Fund	—	—	—

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year:

Fund	Capital Loss Applied
Chinese Yuan Fund	$198,192
New Zealand Dollar Fund	155,909

Capital losses, currency losses and passive foreign investment company (“PFIC”) losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended August 31, 2009, the following Funds incurred and elected to defer net post-October losses as follows:

Fund	Post-October Currency Losses	Post-October Capital Losses
U.S. Short-Term Government Income Fund	$—	$15,214
Brazilian Real Fund	—	—
Chinese Yuan Fund	—	—
Emerging Currency Fund	—	—
Euro Fund	75	180
Indian Rupee Fund	—	196,117
Japanese Yen Fund	—	8
New Zealand Dollar Fund	—	—
South African Rand Fund	—	—

WisdomTree Currency Income Funds	47

Notes to Financial Statements (concluded)

At August 31, 2009, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated net Realized Gain/(Loss)	Paid-in Capital
U.S. Short-Term Government Income Fund	$—	$—	$—
Brazilian Real Fund	(1)	—	1
Chinese Yuan Fund	76,553	—	(76,553)
Emerging Currency Fund	27,547	(27,547)	—
Euro Fund	40,772	1,611,147	(1,651,919)
Indian Rupee Fund	7,550	—	(7,550)
Japanese Yen Fund	41,653	(3,598,642)	3,556,989
New Zealand Dollar Fund	9,920	(9,920)	—
South African Rand Fund	—	—	—

These differences are primarily due to the calculation of currency gains/losses and returns of capital.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended August 31, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the two year period ended August 31, 2009, remains subject to examination by taxing authorities.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2009, FASB issued FASB Statement No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”). On the effective date of this standard, FASB Accounting Standards CodificationTM (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Funds’ financial statements.

8. SUBSEQUENT EVENT

In accordance with the provisions of Statement of Financial Accounting Standards No. 165, (“Subsequent Event”), management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through October 27, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

48	WisdomTree Currency Income Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree U.S. Short-Term Government Income Fund, WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Emerging Currency Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund, WisdomTree Dreyfus Japanese Yen Fund, WisdomTree Dreyfus New Zealand Dollar Fund and WisdomTree Dreyfus South African Rand Fund (nine of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of August 31, 2009, and the related statements of operations, the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree U.S. Short-Term Government Income Fund, WisdomTree Dreyfus Brazilian Real Fund, WisdomTree Dreyfus Chinese Yuan Fund, WisdomTree Dreyfus Emerging Currency Fund, WisdomTree Dreyfus Euro Fund, WisdomTree Dreyfus Indian Rupee Fund, WisdomTree Dreyfus Japanese Yen Fund, WisdomTree Dreyfus New Zealand Dollar Fund and WisdomTree Dreyfus South African Rand Fund of WisdomTree Trust at August 31, 2009, the results of their operations, the changes in their net assets and the financial highlights for the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 27, 2009

WisdomTree Currency Income Funds	49

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

WTAM (the “Investment Adviser”) serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement with each Fund. Mellon Capital Management Corporation (“MCM”) serves as sub-adviser for the U.S. Short-Term Government Income Fund pursuant to a Sub-Advisory Agreement with WTAM. The Dreyfus Corporation (“Dreyfus”) serves as sub-adviser to the International Currency Income Funds pursuant to a Sub-Advisory Agreement with WTAM. The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the 1940 Act to approve each Fund’s Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”). In addition, the Trust’s Board of Trustees will receive, review and evaluate information concerning the services and personnel of WTAM and the “Sub-Advisers”, Dreyfus and MCM, at each quarterly meeting of the Board of Trustees. While particular emphasis will be placed on information concerning profitability, comparability of fees and total expenses, and the Trust’s investment performance at any future meeting at which a renewal of the Investment Advisory Agreements is considered, the process of evaluating the Investment Adviser and the Sub-Advisers and the Trust’s investment arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Investment Adviser and the Sub-Advisers under the Investment Advisory Agreements will include deliberations at future quarterly meetings.

Approval of Investment Advisory Agreement. The Trust and the Investment Adviser have entered into an investment advisory agreement covering each Fund discussed herein. At a meeting held on March 2, 2009, the Board of Trustees re-approved the Investment Advisory Agreement for the Funds. The Board reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality and extent of the services to be provided to the Funds by WTAM; (ii) the performance of the Funds; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale for the benefit of investors; and (vi) the fees charged by the Investment Adviser for non-registered funds.

The Board also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers and oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated WTAM’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisers. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable.

The Board also re-approved the Sub-Advisory Agreements with the Sub-Advisers to the Funds, MCM and Dreyfus, using essentially the same criteria it used for WTAM. The Board considered MCM’s and Dreyfus’ operational capabilities and resources and MCM’s and Dreyfus’ experience in serving as an adviser to ETFs, noting that MCM and Dreyfus currently provides investment advisory and management services to other ETFs. The Board considered the investment performance of the Funds, and the expertise and performance of the MCM personnel. The Board also noted that Bank of New York Mellon Corporation, an affiliate of MCM, serves as the Funds’ administrator, accountant, custodian and transfer agent and receives compensation for acting in these capacities and is responsible for, among other things, coordinating the Funds’ audits, financial statements and tax returns, managing expenses and budgeting for the Funds, processing trades on behalf of each Fund and custodying Fund assets. As such, the Board concluded that the benefits accruing to MCM and Dreyfus and its affiliates by virtue of their relationship to the Trust are reasonable and fair in comparison with the anticipated costs of providing the relevant services. The Board noted that WTAM, not the Funds, pays the fees to MCM and Dreyfus under the Sub-Advisory Agreements.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM, MCM and Dreyfus, the Board determined that the re-approval of the Advisory Agreement and the Sub-Advisory Agreements was in the best interests of each Fund. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Advisory Agreement and Sub-Advisory Agreements.

50	WisdomTree Currency Income Funds

Frequency Distribution of Discounts & Premiums (unaudited)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of shares of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
U.S. Short-Term Government Income Fund
May 20, 2008* – August 31, 2009	0 – 24.9	112	34.57%	197	60.80%
	25 – 49.9	2	0.62%	10	3.09%
	50 – 74.9	0	0.00%	3	0.92%
	75 – 100.0	0	0.00%	0	0.00%
	>100.0	0	0.00%	0	0.00%
	Total	114	35.19%	210	64.81%
Brazilian Real Fund
May 14, 2008* – August 31, 2009	0 – 24.9	30	9.15%	32	9.76%
	25 – 49.9	46	14.02%	28	8.54%
	50 – 74.9	34	10.37%	19	5.79%
	75 – 100.0	19	5.79%	15	4.57%
	>100.0	31	9.45%	74	22.56%
	Total	160	48.78%	168	51.22%
Chinese Yuan Fund
May 14, 2008* – August 31, 2009	0 – 24.9	78	23.78%	52	15.85%
	25 – 49.9	78	23.78%	36	10.98%
	50 – 74.9	10	3.05%	29	8.84%
	75 – 100.0	3	0.92%	14	4.27%
	>100.0	1	0.30%	27	8.23%
	Total	170	51.83%	158	48.17%
Emerging Currency Fund
May 6, 2009* – August 31, 2009	0 – 24.9	23	28.05%	13	15.85%
	25 – 49.9	22	26.83%	2	2.44%
	50 – 74.9	17	20.73%	0	0.00%
	75 – 100.0	4	4.88%	0	0.00%
	>100.0	1	1.22%	0	0.00%
	Total	67	81.71%	15	18.29%
Euro Fund
May 14, 2008* – August 31, 2009	0 – 24.9	85	25.91%	87	26.53%
	25 – 49.9	28	8.54%	42	12.80%
	50 – 74.9	20	6.10%	24	7.32%
	75 – 100.0	6	1.83%	15	4.57%
	>100.0	10	3.05%	11	3.35%
	Total	149	45.43%	179	54.57%

WisdomTree Currency Income Funds	51

Frequency Distribution of Discounts & Premiums (unaudited) (concluded)

		Market Price Above or Equal to Net Asset Value		Market Price Below Net Asset Value
	Basis Point Differential	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
Indian Rupee Fund
May 14, 2008* – August 31, 2009	0 – 24.9	62	18.90%	57	17.38%
	25 – 49.9	62	18.90%	27	8.23%
	50 – 74.9	26	7.93%	14	4.27%
	75 – 100.0	20	6.10%	14	4.27%
	>100.0	23	7.01%	23	7.01%
	Total	193	58.84%	135	41.16%
Japanese Yen Fund
May 21, 2008* – August 31, 2009	0 – 24.9	82	25.38%	80	24.76%
	25 – 49.9	44	13.62%	48	14.86%
	50 – 74.9	11	3.41%	20	6.19%
	75 –100.0	4	1.24%	12	3.72%
	>100.0	10	3.10%	12	3.72%
	Total	151	46.75%	172	53.25%
New Zealand Dollar Fund
June 25, 2008* – August 31, 2009	0 – 24.9	37	12.37%	38	12.71%
	25 – 49.9	29	9.70%	43	14.38%
	50 –74.9	20	6.69%	24	8.03%
	75 – 100.0	14	4.68%	18	6.02%
	>100.0	22	7.36%	54	18.06%
	Total	122	40.80%	177	59.20%
South African Rand Fund
June 25, 2008* – August 31, 2009	0 – 24.9	38	12.71%	53	17.73%
	25 – 49.9	31	10.37%	33	11.04%
	50 – 74.9	25	8.36%	23	7.69%
	75 – 100.0	16	5.35%	12	4.01%
	>100.0	23	7.69%	45	15.05%
	Total	133	44.48%	166	55.52%
*	Commencement of investment operations.

52	WisdomTree Currency Income Funds

Trustee and Officer Information (unaudited)

Trustees and Officers.

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officers†	Other Directorships Held by Trustee and Officers
Jonathan Steinberg (1964)	Trustee, President*	Trustee and officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	51	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008; Instinet Group Inc., Vice President Finance from 2000 to 2003.	51	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	General Counsel of WisdomTree Asset Management, Inc. since September 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.	51	None.

*	Elected by and serves at the pleasure of the Board of Trustees.

†	As of May 27, 2009.

WisdomTree Currency Income Funds	53

Trustee and Officer Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	Executive Vice President, Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, Inc. 2009 to present; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2003 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2003; President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.)	51	None.

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at the University of Arizona James E. Rogers College of Law since July 2009; Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	51	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor — 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	51	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers at Stanford University’s Hoover Institution.

*	Chair of the Audit Committee.

**	Chair of the Governance and Nominating Committee.

†	As of May 27, 2009.

54	WisdomTree Currency Income Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended August 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended August 31, 2009 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
U.S. Short-Term Government Income Fund	—%	100%
Brazilian Real Fund	100	100
Chinese Yuan Fund	—	100
Emerging Currency Fund	—	—
Euro Fund	—	75
Indian Rupee Fund	—	100
Japanese Yen Fund	100	100
New Zealand Dollar Fund	100	100
South African Rand Fund	100	100

WisdomTree Currency Income Funds	55

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to each Fund’s portfolio securities, and information on how the Trust voted proxies during the period ended June 30, 2009, is available without charge, upon request, (i) by calling 1-866-909-WISE; (ii) on the Trust’s website at www.wisdomtree.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

56	WisdomTree Currency Income Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of August 31, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk , interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Dreyfus Emerging Currency Fund

WisdomTree Dreyfus Euro Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus New Zealand Dollar Fund

WisdomTree Dreyfus South African Rand Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with the Dreyfus Corporation or Mellon Capital Management Corp.

WIS002062 (10/2010)

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to persons appointed by the Registrant’s Board of Trustees as the President and Chief Executive Officer, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2009, there were no amendments to any provision of the Code of Ethics. A copy of this code is filed with this Form N-CSR under Item 12(a) (1)

(b) Not applicable.

(c) The Trust has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Trust has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f) The Trust’s Code of Ethics is attached hereto as an exhibit.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one Audit Committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Greg Barton, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the nine funds of the Registrant for which the fiscal year-end is August 31, 2009 and whose annual financial statements are reported in Item 1.

(a) Audit Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2009 for professional services rendered by the principal accountant for the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

2009: $163,900

2008: $140,000

(b) Audit-Related Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2009 for professional services rendered for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust’s financial statements and are not reported above in Item 4(a) are as follows:

2009: $0

2008: $0

(c) Tax Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2009 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

2009: $36,000

2008: $0

(d) All Other Fees. The aggregate fees billed from the Trust’s fiscal year ended August 31, 2009 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) are as follows:

2009: $0

2008: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c) (7) (A), the Registrant’s Audit Committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The Audit Committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The Audit Committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The Audit Committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(ii) The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Trust’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the Trust’s accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Trust (except for any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) that for the fiscal year ended August 31, 2009 are as follows:

2009: $0

2008: $0

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Greg Barton, Toni Massaro and Victor Ugolyn.

Item 6.	Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date: November 9, 2009

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date: November 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date: November 9, 2009

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date: November 9, 2009